As filed with the Securities and Exchange Commission on July 19, 2018

Securities Act File No. 333-214364

Investment Company Act No. 811-23207

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 4

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 7

Brinker Capital Destinations Trust

(Exact Name of Registrant as Specified in Charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of Principal Executive Offices, Zip Code)

(610) 407-5500

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company 1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 7 to the Registration Statement of Brinker Capital Destinations Trust (the “Trust”) hereby incorporates by reference, the Trust’s PEA No. 6 on Form N-1A filed on June 28, 2018. This PEA No. 7 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 6 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectus of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this PEA No. 7 to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 19th day of July, 2018.

Brinker Capital Destinations Trust

/s/ Jason B. Moore
Jason B. Moore
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this PEA to the Registration Statement has been signed below by the following persons in the capacities indicated.

SIGNATURES	TITLE	DATE

/s/ Jason B. Moore Jason B. Moore	President	July 19, 2018

* Noreen D. Beaman	Chief Executive Officer and Trustee	July 19, 2018

/s/ Philip F. Green, Jr. Philip F. Green, Jr.	Chief Financial Officer	July 19, 2018

* Ellyn L. Brown	Chairman of the Board	July 19, 2018

* John E. Coyne III	Trustee	July 19, 2018

* Joseph V. Del Raso	Trustee	July 19, 2018

* J. Scott Coleman	Trustee	July 19, 2018

* Nicholas Marsini, Jr.	Trustee	July 19, 2018

* Gregory E. McGowan	Trustee	July 19, 2018

*By:	/s/ Jason B. Moore
Jason B. Moore
Attorney-in-Fact
July 19, 2018

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase